Shareholder Report, Holdings (Details) - C000005464	Dec. 31, 2024
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Apple
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Visa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mastercard
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Trusts & Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%